Cash and cash equivalents	12 Months Ended
Mar. 31, 2021
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of cash and cash equivalents [text block]
8.	Cash and cash equivalents

Cash and cash equivalents as per consolidated statement of financial position, as of March 31, 2021 amounted to ₹
5,101,083
(March 31, 2020: ₹ 2,318,480). This excludes cash-restricted of ₹ 400,971 (March 31, 2020: ₹ 332,605), representing deposits held under lien against working capital facilities availed and bank guarantees given by the Group towards future performance obligations.

(a) Restricted cash

	March 31, 2021	March 31, 2020	March 31, 2019
Current
Bank deposits held under lien against borrowings / guarantees from banks / Government authorities	400,971	332,605	313,057
Total restricted cash	400,971	332,605	313,057

(b) Non restricted cash

Current
Cash and bank balances	5,101,083	2,318,480	1,934,918

Total cash (a+b)	5,502,054	2,651,085	2,247,975
Bank overdraft used for cash management purposes	(123,666)	(1,235,794)	(1,553,203)
Cash and cash equivalents for the statement of cash flows	5,378,388	1,415,291	694,772